Stock-based compensation	3 Months Ended	12 Months Ended
	Mar. 31, 2018	Dec. 31, 2017
Disclosure Of Compensation Related Costs Sharebased Payments [Abstract]
Stock-based compensation

16. Stock-based compensation

The Company has issued options under the Genpact Limited 2007 Omnibus Incentive Compensation Plan (the “2007 Omnibus Plan”) and the Genpact Limited 2017 Omnibus Incentive Compensation Plan (the “2017 Omnibus Plan”) to eligible persons, including employees, directors and certain other persons associated with the Company.

Under the 2007 Omnibus Plan, shares underlying options forfeited, expired, terminated or cancelled under any of the Company’s predecessor plans were added to the number of shares otherwise available for grant under the 2007 Omnibus Plan. The 2007 Omnibus Plan was amended and restated on April 11, 2012 to increase the number of common shares authorized for issuance by 5,593,200 shares to 15,000,000 shares.

On May 9, 2017, the Company’s shareholders approved the adoption of the Genpact Limited 2017 Omnibus Incentive Compensation Plan (the “2017 Omnibus Plan”), pursuant to which 15,000,000 Company common shares are available for issuance. No grants may be made under the 2007 Omnibus Plan after the date of adoption of the 2017 Omnibus Plan.  Grants that were outstanding under the 2007 Omnibus Plan as of the Company’s adoption of the 2017 Omnibus Plan remain subject to the terms of the 2007 Omnibus Plan.

Stock-based compensation costs relating to the foregoing plans during the three months ended March 31, 2017 and 2018 were $4,845 and $7,597, respectively. These costs have been allocated to cost of revenue and selling, general, and administrative expenses.

Stock options

All options granted under the 2007 and 2017 Omnibus Plans are exercisable into common shares of the Company, have a contractual period of ten years and vest over four to five years unless specified otherwise in the applicable award agreement. The Company recognizes compensation cost over the vesting period of the option.

Compensation cost is determined at the date of grant by estimating the fair value of an option using the Black-Scholes option-pricing model.

The following table shows the significant assumptions used in determining the fair value of options granted in the three months ended March 31, 2017. No options were granted in the three months ended March 31, 2018.

Three months ended March 31, 2017
Dividend yield	0.97%
Expected life (in months)	84
Risk-free rate of interest	2.25%
Volatility	24.28%

16. Stock-based compensation (Continued)

A summary of stock option activity during the three months ended March 31, 2018 is set out below:

	Three months ended March 31, 2018
	Shares arising out of options	Weighted average exercise price	Weighted average remaining contractual life (years)	Aggregate intrinsic value
Outstanding as of January 1, 2018	5,134,645	$19.52	5.6	$—
Granted	—	—	—	—
Forfeited	—	—	—	—
Expired	—	—	—	—
Exercised	(161,837)	15.76	—	2,626
Outstanding as of March 31, 2018	4,972,808	$19.64	5.4	$61,401
Vested as of March 31, 2018 and expected to vest thereafter (Note a)	4,843,888	$19.49	5.4	$60,526
Vested and exercisable as of March 31, 2018	3,592,809	$17.63	4.4	$51,599
Weighted average grant date fair value of grants during the period	$—

  (a) Options expected to vest reflect an estimated forfeiture rate.

As of March 31, 2018, the total remaining unrecognized stock-based compensation cost for options expected to vest amounted to $5,708, which will be recognized over the weighted average remaining requisite vesting period of 2.7 years.

Restricted share units

The Company has granted restricted share units, or RSUs, under the 2007 and 2017 Omnibus Plans. Each RSU represents the right to receive one common share. The fair value of each RSU is the market price of one common share of the Company on the date of the grant. The RSUs granted to date have graded vesting schedules of three months to four years. The compensation expense is recognized on a straight-line basis over the vesting term. A summary of RSUs granted during the three months ended March 31, 2018 is set out below:

	Three months ended March 31, 2018
	Number of Restricted Share Units	Weighted Average Grant Date Fair Value
Outstanding as of January 1, 2018	1,605,251	$26.17
Granted	—	—
Vested (Note a)	(58,875)	23.99
Forfeited	(4,500)	24.59
Outstanding as of March 31, 2018	1,541,876	$26.26
Expected to vest (Note b)	1,337,172

(a)

6,000 RSUs that vested during the period were net settled upon vesting by issuing 3,576 shares (net of minimum statutory tax withholding). 52,875 RSUs vested in the year ended December 31, 2017, shares in respect of which will be issuable on December 31, 2018 after withholding shares to the extent of minimum statutory withholding taxes.

(b)	The number of RSUs expected to vest reflects an estimated forfeiture rate.

52,482 RSUs vested in the year ended December 31, 2016, in respect of which 52,055 shares were issued during the three months ended March 31, 2018 after withholding shares to the extent of minimum statutory withholding taxes.

16. Stock-based compensation (Continued)

As of March 31, 2018, the total remaining unrecognized stock-based compensation cost related to RSUs amounted to $23,703, which will be recognized over the weighted average remaining requisite vesting period of 2.7 years.

Performance units

The Company also grants stock awards in the form of performance units, or PUs, and has granted PUs under both the 2007 and 2017 Omnibus Plans.

Each PU represents the right to receive one common share at a future date based on the Company’s performance against specified targets. PUs granted to date have vesting schedules of six months to three years. The fair value of each PU is the market price of one common share of the Company on the date of grant and assumes that performance targets will be achieved. PUs granted under the plans are subject to cliff vesting. The compensation expense for such awards is recognized on a straight-line basis over the vesting terms. During the performance period, the Company’s estimate of the number of shares to be issued is adjusted upward or downward based upon the probability of achievement of the performance targets. The ultimate number of shares issued and the related compensation cost recognized is based on a comparison of the final performance metrics to the specified targets.

A summary of PU activity during the three months ended March 31, 2018 is set out below:

	Three months ended March 31, 2018
	Number of Performance Units	Weighted Average Grant Date Fair Value	Maximum Shares Eligible to Receive
Outstanding as of January 1, 2018	2,900,940	$24.40	2,900,940
Granted	—	—	—
Vested (Note a)	(1,087,751)	22.73	(1,087,751)
Forfeited	(78,304)	24.92	(78,304)
Adjustment upon final determination of level of performance goal achievement (Note b)	(4,597)	25.22
Adjustment upon final determination of level of performance goal achievement (Note b)			(4,597)
Outstanding as of March 31, 2018	1,730,288	$25.43	1,730,288
Expected to vest (Note c)	1,524,101

(a)	PUs that vested during the period were net settled upon vesting by issuing 691,958 shares (net of minimum statutory tax withholding).
(b)	Represents an adjustment made in March 2018 to the number of shares subject to the PUs granted in 2017 upon certification of the level of achievement of the performance targets underlying such awards.
(c)	The number of PUs expected to vest has been adjusted by an estimated forfeiture rate.

As of March 31, 2018, the total remaining unrecognized stock-based compensation cost related to PUs amounted to $25,194, which will be recognized over the weighted average remaining requisite vesting period of 1.8 years.

16. Stock-based compensation (Continued)

Employee Stock Purchase Plan (ESPP)

On May 1, 2008, the Company adopted the Genpact Limited U.S. Employee Stock Purchase Plan and the Genpact Limited International Employee Stock Purchase Plan (together, the “ESPP”). In April 2018, these plans were amended and restated, and their terms were extended to August 31, 2018.

The ESPP allows eligible employees to purchase the Company’s common shares through payroll deductions at 90% of the closing price of the Company’s common shares on the last business day of each purchase interval. The dollar amount of common shares purchased under the ESPP must not exceed 15% of the participating employee’s base salary, subject to a cap of $25 per employee per calendar year. With effect from September 1, 2009, the offering periods commence on the first business day in March, June, September and December of each year and end on the last business day of the subsequent May, August, November and February. 4,200,000 common shares have been reserved for issuance in the aggregate over the term of the ESPP.

During the three months ended March 31, 2017 and 2018, 55,788 and 58,476 common shares, respectively, were issued under the ESPP.

The ESPP is considered compensatory under the FASB guidance on Compensation-Stock Compensation.

The compensation expense for the ESPP is recognized in accordance with the FASB guidance on Compensation-Stock Compensation. The compensation expense for the ESPP during the three months ended March 31, 2017 and 2018 was $141 and $190, respectively, and has been allocated to cost of revenue and selling, general, and administrative expenses.

18. Stock-based compensation

The Company has issued options under the Genpact Limited 2007 Omnibus Incentive Compensation Plan (the “2007 Omnibus Plan”) and the Genpact Limited 2017 Omnibus Incentive Compensation Plan (the “2017 Omnibus Plan”) to eligible persons, including employees, directors and certain other persons associated with the Company.

18. Stock-based compensation (Continued)

Under the 2007 Omnibus Plan, shares underlying options forfeited, expired, terminated or cancelled under any of the Company’s predecessor plans were added to the number of shares otherwise available for grant under the 2007 Omnibus Plan. The 2007 Omnibus Plan was amended and restated on April 11, 2012 to increase the number of common shares authorized for issuance by 5,593,200 shares to 15,000,000 shares.

During the year ended December 31, 2012, the number of common shares authorized for issuance under the 2007 Omnibus Plan was increased by 8,858,823 shares as a result of a one-time adjustment to outstanding unvested share awards in connection with a special dividend payment.

A brief summary of each plan is provided below:

2007 Omnibus Plan

The Company adopted the 2007 Omnibus Plan on July 13, 2007 and amended and restated it on April 11, 2012. The 2007 Omnibus Plan provided for the grant of awards intended to qualify as incentive stock options, non-qualified stock options, share appreciation rights, restricted share awards, restricted share units, performance units, cash incentive awards and other equity-based or equity-related awards. Under the 2007 Omnibus Plan, the Company was authorized to grant awards for the issuance of up to a total of 23,858,823 common shares.

2017 Omnibus Plan

On May 9, 2017, the Company’s shareholders approved the adoption of the Genpact Limited 2017 Omnibus Incentive Compensation Plan (the “2017 Omnibus Plan”), pursuant to which 15,000,000 Company common shares are available for issuance. No grants may be made under the 2007 Omnibus Plan after the date of adoption of the 2017 Omnibus Plan.  Grants that were outstanding under the 2007 Omnibus Plan as of the Company’s adoption of the 2017 Omnibus Plan remain subject to the terms of the 2007 Omnibus Plan.

Stock-based compensation costs relating to the foregoing plans during the years ended December 31, 2015, 2016 and 2017, were $24,684, $24,686 and $35,112, respectively, and have been allocated to cost of revenue and selling, general, and administrative expenses.

Income tax benefits recognized in relation to stock-based compensation charges, excluding excess tax benefits, during the years ended December 31, 2015, 2016 and 2017 were $6,125, $6,446 and $9,600, respectively.

Stock options

All options granted under the 2007 and 2017 Omnibus Plans are exercisable into common shares of the Company, have a contractual period of ten years and vest over four to five years unless specified otherwise in the applicable award agreement. The Company recognizes compensation cost over the vesting period of the option.

18. Stock-based compensation (Continued)

Compensation cost is determined at the date of grant by estimating the fair value of an option using the Black-Scholes option-pricing model.

The following table shows the significant assumptions used in connection with the determination of the fair value of options granted in 2015, 2016 and 2017:

	2015	2016	2017
Dividend yield	—	—	0.97%
Expected life (in months)	84	84	84
Risk-free rate of interest for expected life	1.99%	1.42% - 1.56%	2.25%
Volatility	34.97%	25.60% - 27.22%	24.28%

Volatility was calculated based on the historical volatility of the Company’s share price during a period equivalent to the estimated term of the option. The Company estimates the expected term of an option using the “simplified method,” which is based on the average of its contractual vesting term. The risk-free interest rate that the Company uses in the option valuation model is based on U.S. Treasury bonds with a term similar to the expected term of the options. The Company did not pay any regular cash dividends in fiscal 2016.  The Company paid a cash dividend of $0.06 per share in each quarter of fiscal 2017.

The Company has issued, and intends to continue to issue, new common shares upon stock option exercises and the vesting of share awards under its equity-based incentive compensation plans.

A summary of stock option activity during the years ended December 31, 2015, 2016 and 2017 is set out below:

	Year ended December 31, 2015
	Shares arising out of options	Weighted average exercise price	Weighted average remaining contractual life (years)	Aggregate intrinsic value
Outstanding as of January 1, 2015	7,371,727	$15.44	5.9	$—
Granted	170,000	22.77	—	—
Forfeited	(125,000)	19.35	—	—
Expired	(1,277)	14.32	—	—
Exercised	(1,428,605)	9.49	—	22,122
Outstanding as of December 31, 2015	5,986,845	$16.99	5.8	$48,661
Vested as of December 31, 2015 and expected to vest thereafter (Note a)	5,754,969	$16.76	5.8	$47,325
Vested and exercisable as of December 31, 2015	2,183,846	$12.67	2.7	$26,892
Weighted average grant-date fair value of options granted during the period	$9.15

18. Stock-based compensation (Continued)

	Year ended December 31, 2016
	Shares arising out of options	Weighted average exercise price	Weighted average remaining contractual life (years)	Aggregate intrinsic value
Outstanding as of January 1, 2016	5,986,845	$16.99	5.8	$—
Granted	860,000	26.80	—	—
Forfeited	(145,000)	17.77	—	—
Expired	—	—	—	—
Exercised	(994,155)	14.98	—	9,301
Outstanding as of December 31, 2016	5,707,690	$18.65	5.8	$34,641
Vested as of December 31, 2016 and expected to vest thereafter (Note a)	5,457,701	$18.42	5.8	$34,150
Vested and exercisable as of December 31, 2016	2,746,191	$15.62	4.0	$23,960
Weighted average grant-date fair value of options granted during the period	$8.50

	Year ended December 31, 2017
	Shares arising out of options	Weighted average exercise price	Weighted average remaining contractual life (years)	Aggregate intrinsic value
Outstanding as of January 1, 2017	5,707,690	$18.65	5.8	$—
Granted	250,000	24.74	—	—
Forfeited	(80,000)	20.63	—	—
Expired	—	—	—	—
Exercised	(743,045)	14.50	—	12,636
Outstanding as of December 31, 2017	5,134,645	$19.52	5.6	$62,743
Vested as of December 31, 2017 and expected to vest thereafter (Note a)	4,988,875	$19.36	5.6	$61,779
Vested and exercisable as of December 31, 2017	2,203,146	$16.17	4.1	$34,303
Weighted average grant-date fair value of options granted during the period	$6.62

(a)	Options expected to vest reflect an estimated forfeiture rate.

Cash received by the Company upon the exercise of stock options amounted to $13,564, $14,896 and $10,772. Cash tax benefits realized by the Company upon the exercise of stock options during the year ended December 31, 2015 and tax benefits from the exercise of stock options during the years ended December 31, 2016 and 2017 were $6,982, $1,548 and $2,016 (including excess tax benefits of $6,560, $1,004, $1,723), respectively.

As of December 31, 2017, the total remaining unrecognized stock-based compensation cost for options expected to vest amounted to $6,479, which will be recognized over the weighted average remaining requisite vesting period of 2.9 years.

Restricted Share Units

The Company has granted restricted share units, or RSUs, under the 2007 and 2017 Omnibus Plans. Each RSU represents the right to receive one common share. The fair value of each RSU is the market price of one common share of the Company on the date of grant. The RSUs granted to date have graded

18. Stock-based compensation (Continued)

vesting schedules of three months to four years. The compensation expense is recognized on a straight-line basis over the vesting term.

A summary of RSUs granted during the years ended December 31, 2015, 2016 and 2017 is set out below:

	Year ended December 31, 2015
	Number of Restricted Share Units	Weighted Average Grant Date Fair Value
Outstanding as of January 1, 2015	488,418	$15.36
Granted	53,546	20.88
Vested (Note b)	(351,338)	15.29
Forfeited	(33,236)	14.00
Outstanding as of December 31, 2015	157,390	$17.67
Expected to vest (Note a)	147,226

	Year ended December 31, 2016
	Number of Restricted Share Units	Weighted Average Grant Date Fair Value
Outstanding as of January 1, 2016	157,390	$17.67
Granted	95,553	25.49
Vested (Note c)	(133,903)	20.66
Forfeited	(1,135)	14.18
Outstanding as of December 31, 2016	117,905	$20.65
Expected to vest (Note a)	107,366
	Year ended December 31, 2017
	Number of Restricted Share Units	Weighted Average Grant Date Fair Value
Outstanding as of January 1, 2017	117,905	$20.65
Granted	1,533,836	26.36
Vested (Note d)	(45,248)	18.31
Forfeited	(1,242)	25.53
Outstanding as of December 31, 2017	1,605,251	$26.17
Expected to vest (Note a)	1,371,567

(a)	RSUs expected to vest reflect an estimated forfeiture rate.
(b)

Vested RSUs were net settled by issuing 199,949 shares (net of minimum statutory tax withholding). 53,546 RSUs vested in the year ended December 31, 2015, 53,023 shares in respect of which were issued in 2017 after withholding shares to the extent of minimum statutory withholding taxes.

(c)

Vested RSUs were net settled by issuing 29,719 shares (net of minimum statutory tax withholding). 86,517 RSUs vested in the year ended December 31, 2016. 17,802 common shares underlying 34,035 of such RSUs were issued in 2017 after withholding shares to the extent of minimum statutory withholding taxes. Shares underlying the remaining 52,482 of such RSUs will be issued in 2018 after withholding shares to the extent of minimum statutory withholding taxes.

(d)	Vested RSUs were net settled by issuing 32,395 shares (net of minimum statutory tax withholding).

18. Stock-based compensation (Continued)

92,692 RSUs vested in the year ended December 31, 2014, in respect of which 91,963 shares were issued in 2016 after withholding shares to the extent of minimum statutory withholding taxes.

61,057 RSUs vested in the year ended December 31, 2013, in respect of which 59,827 shares were issued in January 2015 after withholding shares to the extent of minimum statutory withholding taxes.

As of December 31, 2017, the total remaining unrecognized stock-based compensation cost related to RSUs amounted to $26,543, which will be recognized over the weighted average remaining requisite vesting period of 2.9 years.

Performance Units

The Company also grants stock awards in the form of performance units, or PUs, and has granted PU’s under both the 2007 and 2017 Omnibus Plans.

Each PU represents the right to receive one common share at a future date based on the Company’s performance against specified targets. PUs granted to date have vesting schedules of six months to three years. The fair value of each PU is the market price of one common share of the Company on the date of grant and assumes that performance targets will be achieved. PUs granted under the plan are subject to cliff vesting. The compensation expense for such awards is recognized on a straight-line basis over the vesting terms. During the performance period, the Company’s estimate of the number of shares to be issued is adjusted upward or downward based upon the probability of achievement of the performance targets. The ultimate number of shares issued and the related compensation cost recognized is based on a comparison of the final performance metrics to the specified targets.

A summary of PU activity during the years ended December 31, 2015, 2016 and 2017 is set out below:

	Year ended December 31, 2015
	Number of Performance Units	Weighted Average Grant Date Fair Value	Maximum Shares Eligible to Receive
Outstanding as of January 1, 2015	1,292,750	$16.78	2,648,626
Granted	1,375,650	22.72	2,965,475
Vested (Note b)	(855)	16.78	(855)
Forfeited	(136,216)	17.82	(156,194)
Adjustment due to achievement of lower-than-target performance (Note c)	(32,007)	20.45
Adjustment due to achievement of lower-than-maximum performance (Note d)			(2,957,730)
Outstanding as of December 31, 2015	2,499,322	$19.95	2,499,322
Expected to vest (Note a)	2,184,906

18. Stock-based compensation (Continued)

	Year ended December 31, 2016
	Number of Performance Units	Weighted Average Grant Date Fair Value	Maximum Shares Eligible to Receive
Outstanding as of January 1, 2016	2,499,322	$19.95	2,499,322
Granted	1,518,374	27.93	3,343,335
Vested	—	—	—
Forfeited	(252,842)	21.88	(325,817)
Adjustment upon final determination of level of performance goal achievement (Note e)	7,274	22.72
Adjustment upon final determination of level of performance goal achievement (Note e)			7,274
Outstanding as of December 31, 2016	3,772,128	$23.04	5,524,114
Expected to vest (Note a)	2,226,489
	Year ended December 31, 2017
	Number of Performance Units	Weighted Average Grant Date Fair Value	Maximum Shares Eligible to Receive
Outstanding as of January 1, 2017	3,772,128	$23.04	5,524,114
Granted	1,811,292	25.22	3,622,584
Vested (Note f)	(1,136,047)	16.78	(1,136,047)
Forfeited (Note g)	(1,583,913)	27.57	(1,627,313)
Adjustment upon final determination of level of performance goal achievement (Note h)	37,480	25.22
Adjustment upon final determination of level of performance goal achievement (Note i)			(3,482,398)
Outstanding as of December 31, 2017	2,900,940	$24.40	2,900,940
Expected to vest (Note a)	2,657,685

(a)	PUs expected to vest are based on the probable achievement of the performance targets after considering an estimated forfeiture rate.
(b)	Vested PUs were net settled upon vesting by issuing 590 shares (net of minimum statutory tax withholding).

18. Stock-based compensation (Continued)

(c)

Represents a 5.2% to 6.7% reduction, depending on the targets under the PU award granted, in the number of target shares as a result of achievement of lower-than-target performance for the PUs granted in 2015, partially offset by a 0.8% to 6.6% increase in the number of target shares as a result of achievement of higher-than-target performance for the PUs granted in 2014.

(d)

Represents the difference between the maximum number of shares achievable and the number of shares expected to vest under the PU awards granted in 2015. Also includes the difference between the maximum number of shares achievable and the number of shares eligible to vest under the PU awards granted in 2014 based on the certified level of achievement of the performance goals.

(e)	Represents an adjustment made in March 2016 to the number of shares underlying the PUs granted in 2015 upon certification of the level of achievement of the performance targets for such awards.
(f)	Vested PUs were net settled upon vesting by issuing 731,701 shares (net of minimum statutory tax withholding).
(g)

Includes 1,443,624 target shares underlying PUs granted in 2016 which were forfeited for failure to achieve all of the threshold performance targets under such awards as certified by the compensation committee based on the Company’s audited financial statements for the year ended December 31, 2016.

(h)

Represents a 2.7% increase in the number of target shares as a result of achievement of higher-than-target performance for certain PUs granted in 2017, partially offset by a 12.5% reduction as a result of achievement of lower-than-target performance for certain PUs granted in 2017.

(i)

Represents the difference between the maximum number of shares achievable and the number of shares expected to vest under the PU awards granted in 2017 based on the level of achievement of the performance goals. Also includes the difference between the maximum number of shares achievable and the number of shares eligible to vest under the PU awards granted in 2016, which were forfeited for failure to achieve all of the threshold performance targets under such awards as certified by the compensation committee based on the Company’s audited financial statements for the year ended December 31, 2016.

1,329,270 shares vested in the year ended December 31, 2014 in respect of PUs granted in March 2012. 845,524 shares (net of minimum statutory tax withholding) in respect of such PUs were issued in January 2015.

As of December 31, 2017, the total remaining unrecognized stock-based compensation cost related to PUs amounted to $28,992, which will be recognized over the weighted average remaining requisite vesting period of 2.0 years.

Employee Stock Purchase Plan (ESPP)

On May 1, 2008, the Company adopted the Genpact Limited U.S. Employee Stock Purchase Plan and the Genpact Limited International Employee Stock Purchase Plan (together, the “ESPP”).

The ESPP allows eligible employees to purchase the Company’s common shares through payroll deductions at 90% of the closing price of the Company’s common shares on the last business day of each purchase interval. The dollar amount of common shares purchased under the ESPP must not exceed 15% of the participating employee’s base salary, subject to a cap of $25 per employee per calendar year. With effect from September 1, 2009, the offering periods commence on the first business day in March, June, September and December of each year and end on the last business day of the subsequent May, August, November and February. 4,200,000 common shares have been reserved for issuance in the aggregate over the term of the ESPP.

18. Stock-based compensation (Continued)

During the years ended December 31, 2015, 2016 and 2017, 121,485, 146,685 and 190,435 common shares, respectively, were issued under the ESPP.

The ESPP is considered compensatory under FASB guidance on Compensation-Stock Compensation.

The compensation expense for the ESPP is recognized in accordance with the FASB guidance on Compensation—Stock Compensation. The compensation expense for the ESPP during the years ended

December 31, 2015, 2016 and 2017 was $292, $428 and $573, respectively, and has been allocated to cost of revenue and selling, general, and administrative expenses.